Supplemental cash flow disclosures (Tables)	12 Months Ended
Nov. 30, 2019
Supplemental cash flow disclosures [abstract]
Summary of supplemental cash flow disclosures
The Company entered into the following transactions which had no impact on its cash flows
.

	2019	2018

Additions to property and equipment included in accounts payable and accrued liabilities	$3	$49
Additions to intangible assets included in accounts payable and accrued liabilities	9	-
Reclassification of contributed surplus upon issuance of common shares to TaiMed	-	4,000
Convertible unsecured senior notes issuance costs included in accounts payable and accrued liabilities	6	6
Recognition of previously unrecognized tax assets from item originally recorded in equity	-	338
Additions to intangible assets included in long-term obligations	7,822	-
Additions to intangible assets included in contributed surplus	1,028	-
Issuance of shares in connection with acquisitions of intangible assets	5	-